Trading revenues (Tables)	12 Months Ended
Dec. 31, 2020
Trading revenues
in	2020	2019	2018
Trading revenues (CHF million)
Interest rate products	(1)	96	757
Foreign exchange products	2,473	668	367
Equity/index-related products	422	1,071	(307)
Credit products	192	(513)	(97)
Commodity and energy products	132	144	102
Other products	77	273	(198)
Trading revenues	3,295	1,739	624
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	2020	2019	2018
Trading revenues (CHF million)
Interest rate products	(91)	67	759
Foreign exchange products	2,482	656	372
Equity/index-related products	387	1,146	(481)
Credit products	192	(513)	(97)
Commodity and energy products	132	144	102
Other products	76	273	(199)
Trading revenues	3,178	1,773	456
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.